UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3-31-2006
                                               ---------------------------------

Check here if Amendment |_|;      Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     NorthRoad Capital Management, LLC
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Address:  530 Fifth Avenue, 3rd Floor
          ----------------------------------------------------------------------
          New York, NY 10036
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-10409
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin S. Aarons
          ----------------------------------------------------------------------
Title:    Chief Operating Officer
          ----------------------------------------------------------------------
Phone:    (212) 302-9500
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Kevin S. Aarons                 New York, NY                      5-10-2006
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

|_| 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                        -------------------

Form 13F Information Table Entry Total:  45
                                        -------------------

Form 13F Information Table Value Total:  $957,321
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                          Form 13F INFORMATIONAL TABLE

NORTHROAD CAPITAL MANAGEMENT
13F WORKSHEET
QUARTER ENDED 3/31/06

        ITEM 1:             ITEM 2:      ITEM 3:     ITEM 4:    ITEM 5:        ITEM 6:        ITEM 7:              ITEM 8:
----------------------- --------------  ---------  ----------  -------- -------------------- ----------  ---------------------------
    NAME OF ISSUER      TITLE OF CLASS    CUSIP       FAIR     SHARES OR     INVESTMENT       MANAGERS         VOTING AUTHORITY
                                         NUMBER      MARKET    PRINCIPAL     DISCRETION                  --------- --------- -------
                                                     VALUE      AMOUNT  ------- ----- ------               (A)       (B)      (C)
                                                     (000s)               (A)    (B)   (C)                 SOLE     SHARED    NONE
                                                                                      SHARED
                                                                          SOLE  SHARED OTHER
----------------------- -------------   ---------  ----------  --------  ------ ------ ------ ---------- --------- --------- -------
ABN AMRO HLDG N V ADR   FOREIGN COMMON  000937102  29,128        974,841  X                                90,773    884,068
ACCENTURE LTD SHS CL    COMMON          G1150G111   9,412        313,012  X                               171,540    141,472
AEGON NV ORD AMER REG   FOREIGN COMMON  007924103  27,751      1,505,732  X                               109,355  1,396,377
AMERICAN INTERNATIONAL
  GROUP                 COMMON          026874107   6,734        101,887  X                                50,014     51,873
ASTRAZENECA PLC ADR S   FOREIGN COMMON  046353108  31,239        621,912  X                                62,428    559,484
BANK AMER CORP COM      COMMON          060505104   9,694        212,870  X                               114,094     98,776
BARCLAYS PLC ADR        FOREIGN COMMON  06738E204  34,629        739,943  X                                71,145    668,798
BP P L C ADR SPONSORE   FOREIGN COMMON  055622104  22,038        319,675  X                                34,972    284,703
CADBURY SCHWEPPES PLC   FOREIGN COMMON  127209302  34,017        850,437  X                                83,503    766,934
CANON INC ADR           FOREIGN COMMON  138006309  27,341        413,942  X                                39,696    374,246
CITIGROUP INC COM       COMMON          172967101  10,294        217,950  X                               129,277     88,673
COCA COLA CO            COMMON          191216100   8,701        207,816  X                               120,385     87,431
CRH PLC                 FOREIGN         12626K203  23,845        672,625  X                                73,962    598,663
DANSKE BK A/S ADR       FOREIGN COMMON  236363107  17,407        939,540  X                               108,949    830,591
DIAGEO PLC ADR SPONSO   FOREIGN COMMON  25243Q205  32,526        512,787  X                                51,222    461,565
ENI S P A ADR SPONSOR   FOREIGN COMMON  26874R108  26,443        464,079  X                                48,187    415,892
EXXON MOBIL CORP COM    COMMON          30231G102   9,503        156,153  X                                84,340     71,813
FEDERAL NAT MORTGAGE    COMMON          313586109   6,709        130,524  X                                74,044     56,480
FRANCE TELECOM          FOREIGN         35177Q105  24,695      1,098,538  X                               109,783    988,755
GENERAL ELEC CO         COMMON          369604103   9,588        275,678  X                               154,866    120,812
GLAXOSMITHKLINE PLC A   FOREIGN COMMON  37733W105  32,533        621,928  X                                58,949    562,979
HEINEKEN N V ADR        FOREIGN COMMON  423012202  24,639      1,300,154  X                               130,832  1,169,322
HSBC HLDGS PLC ADR SP   FOREIGN COMMON  404280406  25,146        300,147  X                                27,978    272,169
I B M                   COMMON          459200101  11,456        138,912  X                                92,949     45,963
ING GROEP N V ADR SPO   FOREIGN COMMON  456837103  31,054        788,170  X                                74,745    713,425
IRELAND BK ADR SPONSO   FOREIGN COMMON  46267Q103  28,840        387,068  X                                36,539    350,529
JOHNSON & JOHNSON       COMMON          478160104   9,244        156,101  X                                86,949     69,152
KAO CORP ADR            FOREIGN COMMON  485537302  17,007         64,731  X                                 6,216     58,515
LILLY, ELI AND COMPAN   COMMON          532457108   7,884        142,573  X                                89,124     53,449
MITSUBISHI UFJ
  FINANCIAL             FOREIGN         606822104  15,726      1,033,919  X                               113,064    920,855
NESTLE S A ADR SPON R   FOREIGN COMMON  641069406  32,362        437,125  X                                42,346    394,779
NOKIA CORP ADR SPONSO   FOREIGN COMMON  654902204  26,856      1,296,136  X                               122,839  1,173,297
NOVARTIS AG SPONSORED   FOREIGN COMMON  66987V109  33,943        612,253  X                                59,245    553,008
NOVO-NORDISK A/S        FOREIGN         670100205  14,947        240,726  X                                27,038    213,688
ORACLE                  COMMON          68389X105  10,579        772,727  X                               406,732    365,995
PFIZER INC              COMMON  COMMON  717081103  10,180        408,509  X                               208,601    199,908
PROCTER & GAMBLE COMP   COMMON          742718109   9,287        161,146  X                                83,035     78,111
ROYAL DUTCH SHELL CO N  FOREIGN COMMON  780259206  23,695        380,575  X                                36,873    343,702
SANOFI-AVENTIS ADR      FOREIGN COMMON  80105N105  35,106        739,850  X                                73,924    665,926
SOCIETE GENERALE FRAN   FOREIGN COMMON  83364L109  31,934      1,063,196  X                               109,863    953,333
TNT NV                  FOREIGN         87260W101  16,002        463,433  X                                51,745    411,688
TOTAL FINA ELF S A AD   COMMON          89151E109  34,908        264,995  X                                25,928    239,067
UBS AG SHS              FOREIGN COMMON  H8920M855  26,140        237,700  X                                26,462    211,238
UNILEVER PLC ADR SPON   FOREIGN COMMON  904767704  30,696        747,410  X                                71,756    675,654
VODAPHONE               FOREIGN         92857W100  15,461        739,766  X                                82,285    657,481